Roundhill Generative AI & Technology ETF

Schedule of Investments

July 31, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Computers - 10.8%
Apple, Inc.	47,719	$9,905,033
Dell Technologies, Inc. - Class C	73,338	9,731,219
Hewlett Packard Enterprise Co.	447,169	9,251,927
Quanta Computer, Inc.	480,565	4,532,341
Super Micro Computer, Inc. (a)	111,419	6,570,378
Wistron Corp.	1,157,034	4,768,077
		44,758,975

Internet - 19.7%
Alibaba Group Holding Ltd.	964,165	14,210,687
Alphabet, Inc. - Class A	101,029	19,387,465
Amazon.com, Inc. (a)	43,942	10,287,262
Baidu, Inc. - Class A (a)	914,175	9,852,128
Meta Platforms, Inc. - Class A	18,289	14,145,444
Tencent Holdings Ltd.	201,290	14,103,121
		81,986,107

Semiconductors - 32.5%(b)
Advanced Micro Devices, Inc. (a)	72,529	12,787,588
ARM Holdings PLC - ADR (a)	76,229	10,776,875
Astera Labs, Inc. (a)	132,490	18,115,358
Broadcom, Inc.	42,895	12,598,262
Marvell Technology, Inc.	160,882	12,930,086
Micron Technology, Inc.	37,274	4,068,084
NVIDIA Corp.	199,191	35,430,103
QUALCOMM, Inc.	38,808	5,695,462
SK Hynix, Inc.	57,097	11,260,477
Taiwan Semiconductor Manufacturing Co. Ltd.	288,062	11,195,307
		134,857,602

Software - 28.6%(b)
CoreWeave, Inc. - Class A (a)	78,676	8,979,292
Iflytek Co. Ltd. - Class A	1,420,874	9,635,923
Microsoft Corp.	29,526	15,752,121
Nebius Group NV - Class A (a)	239,838	13,054,382
Oracle Corp.	66,531	16,883,572
Palantir Technologies, Inc. - Class A (a)	110,381	17,478,831
ROBLOX Corp. - Class A (a)	32,468	4,473,766
Salesforce, Inc.	29,811	7,701,076
SenseTime Group, Inc. - Class B (a)(c)	50,375,719	10,267,662
ServiceNow, Inc. (a)	8,210	7,743,015
Snowflake, Inc. - Class A (a)	30,051	6,716,399
		118,686,039

Telecommunications - 7.7%
Arista Networks, Inc. (a)	137,574	16,951,868
Sakura Internet, Inc.	77,728	1,534,469
SoftBank Group Corp.	174,420	13,687,499
		32,173,836
TOTAL COMMON STOCKS (Cost $303,253,471)		412,462,559

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.23%(d)	2,896,011	2,896,011
TOTAL SHORT-TERM INVESTMENTS (Cost $2,896,011)		2,896,011

TOTAL INVESTMENTS - 100.0% (Cost $306,149,482)		415,358,570
Liabilities in Excess of Other Assets - (0.0)% (e)		(152,042)
TOTAL NET ASSETS - 100.0%		$415,206,528

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $10,267,662 or 2.5% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Roundhill Generative AI & Technology ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$412,462,559	$—	$—	$412,462,559
Money Market Funds	2,896,011	—	—	2,896,011
Total Investments	$415,358,570	$—	$—	$415,358,570

Refer to the Schedule of Investments for further disaggregation of investment categories.